RELATED PARTIES	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
RELATED PARTIES

NOTE 15 – RELATED PARTIES

During the year ended December 31, 2016, a related party, director and founder purchased 1,600,000 shares of the Company’s common stock for $800,000.

On February 9, 2016, the Company issued a $100,000 12% convertible note that had conversion prices that create a beneficial conversion. This note matured on February 9, 2021.  This note was convertible at the option of the holders into shares of common stock at any time prior to maturity at a conversion price of $0.50 per share.  A beneficial conversion feature exists on the date a convertible note is issued when the fair value of the underlying common stock to which the note is convertible into is in excess of the face value of the note. In accordance with this guidance, the intrinsic value of the beneficial conversion feature is recorded as a debt discount with a corresponding amount to additional paid in capital. The debt discount is amortized to interest expense over the five-year life of the notes using the effective interest method. In August 2016, the notes were converted into common shares at a conversion price of $0.50 per share. Upon conversion, the unamortized debt discount was charged to interest expense. During the year ended December 31, 2016, the Company recognized a debt discount of $39,000 with the unamortized balance being charged to interest expense upon conversion.

On May 19, 2016, the Company issued a $100,000 12% convertible note that had conversion prices that create a beneficial conversion. This note matured on May 19, 2021.  This note was convertible at the option of the holders into shares of common stock at any time prior to maturity at a conversion price of $0.50 per share.  A beneficial conversion feature exists on the date a convertible note is issued when the fair value of the underlying common stock to which the note is convertible into is in excess of the face value of the note. In accordance with this guidance, the intrinsic value of the beneficial conversion feature is recorded as a debt discount with a corresponding amount to additional paid in capital. The debt discount is amortized to interest expense over the five-year life of the notes using the effective interest method. In August 2016, the notes were converted into common shares at a conversion price of $0.50 per share. Upon conversion, the unamortized debt discount was charged to interest expense. During the year ended December 31, 2016, the Company recognized a debt discount of $50,000 with the unamortized balance being charged to interest expense upon conversion.

On June 10, 2016, the Company issued a $50,000 12% convertible note that had conversion prices that create a beneficial conversion. This note matured on June 10, 2021.  This note was convertible at the option of the holders into shares of common stock at any time prior to maturity at a conversion price of $0.50 per share.  A beneficial conversion feature exists on the date a convertible note is issued when the fair value of the underlying common stock to which the note is convertible into is in excess of the face value of the note. In accordance with this guidance, the intrinsic value of the beneficial conversion feature is recorded as a debt discount with a corresponding amount to additional paid in capital. The debt discount is amortized to interest expense over the five-year life of the notes using the effective interest method. In August 2016, the notes were converted into common shares at a conversion price of $0.50 per share. Upon conversion, the unamortized debt discount was charged to interest expense. During the year ended December 31, 2016, the Company recognized a debt discount of $25,000 with the unamortized balance being charged to interest expense upon conversion.

On June 25, 2016, the Company issued a $50,000 12% convertible note that had conversion prices that create a beneficial conversion. This note matured on June 25, 2021.  This note was convertible at the option of the holders into shares of common stock at any time prior to maturity at a conversion price of $0.50 per share.  A beneficial conversion feature exists on the date a convertible note is issued when the fair value of the underlying common stock to which the note is convertible into is in excess of the face value of the note. In accordance with this guidance, the intrinsic value of the beneficial conversion feature is recorded as a debt discount with a corresponding amount to additional paid in capital. The debt discount is amortized to interest expense over the five-year life of the notes using the effective interest method.  In August 2016, the notes were converted into common shares at a conversion price of $0.50 per share. Upon conversion, the unamortized debt discount was charged to interest expense.  During the year ended December 31, 2016, the Company recognized a debt discount of $35,000 with the unamortized balance being charged to interest expense upon conversion.

On July 7, 2016, the Company issued a $50,000 12% convertible promissory note that had conversion prices that create a beneficial conversion.  This note matured on July 7, 2021.  This note was convertible at the option of the holder into shares of common stock at any time prior to maturity at a conversion price of $0.50 per share.  A beneficial conversion feature exists on the date a convertible note is issued when the fair value of the underlying common stock to which the note is convertible into is in excess of the face value of the note.  In accordance with this guidance, the intrinsic value of the beneficial conversion features is recorded as a debt discount with a corresponding amount to additional paid in capital.  The debt discount is amortized to interest over the five-year life of the note using the effective interest method.  In August 2016, the note was converted into common shares at a conversion price of $0.50 per share.  Upon conversion, the unamortized debt discount was charged to interest expense.  During the year ended December 31, 2016 the Company recognized a debt discount of $35,000 with the unamortized balance being charged to interest expense upon conversion.

On July 25, 2016, the Company issued a $50,000 12% convertible promissory note that had conversion prices that create a beneficial conversion.  This note matured on July 25, 2021.  This note was convertible at the option of the holder into shares of common stock at any time prior to maturity at a conversion price of $0.50 per share.  A beneficial conversion feature exists on the date a convertible note is issued when the fair value of the underlying common stock to which the note is convertible into is in excess of the face value of the note.  In accordance with this guidance, the intrinsic value of the beneficial conversion features is recorded as a debt discount with a corresponding amount to additional paid in capital.  The debt discount is amortized to interest over the five-year life of the note using the effective interest method.  In August 2016, the note was converted into common shares at a conversion price of $0.50 per share.  Upon conversion, the unamortized debt discount was charged to interest expense.  During the year ended December 31, 2016 the Company recognized a debt discount of $35,000 with the unamortized balance being charged to interest expense upon conversion.

Following the conversion of outstanding notes in August 2016, the Company issued a series of 12% convertible promissory notes that have conversion prices that create a beneficial conversion.  This note mature five years from issuance and are convertible at the option of the holder into shares of common stock at any time prior to maturity at a conversion price of $0.50 per share.  A beneficial conversion feature exists on the date a convertible note is issued when the fair value of the underlying common stock to which the note is convertible into is in excess of the face value of the note.  In accordance with this guidance, the intrinsic value of the beneficial conversion features is recorded as a debt discount with a corresponding amount to additional paid in capital.  The debt discount is amortized to interest over the five-year life of the note using the effective interest method.

A summary of these note issuances is as follows:

Issuance Date	Maturity Date	Principal	Discount Recognized	Amortization Expense 2016	Carry Amount at December 31, 2016

9/26/16	9/26/21	$100,000	$70,000	$3,692	$33,692
10/14/16	10/14/21	100,000	70,000	3,024	33,024
10/31/16	10/31/21	100,000	70,000	2,372	32,372
11/03/16	11/03/21	50,000	35,000	1,120	16,120
11/11/16	11/11/21	100,000	70,000	1,934	31,934
11/21/16	11/21/21	50,000	35,000	775	15,775
12/15/16	12/15/21	75,000	52,500	488	22,988
		$575,000	$402,500	$13,405	$185,905

During the year ended December 31, 2015 a related party, director and founder purchased 1,140,000 shares of the Company’s common shares for $570,000.

During the year ended December 31, 2015, a related party founder purchased 200,000 shares of the Company’s Series A Stock for $100,000.

During the year ended December 31, 2015, a related party purchased 100,000 shares of the Company’s Series A Stock for $50,000.

During the year ended December 31, 2015, a related party purchased 500,000 shares of the Company’s Series D Stock for $250,000.

During the year ended December 31, 2015 related party Directors purchased 440,000 shares of the Company’s common shares for $220,000.

During the year ended December 31, 2015 a related party Director purchased 54,000 shares of the Company’s common shares for $15,001 in connection with the exercise of a stock option granted based on the exercise price of $0.2778 per common share.

During the year ended December 31, 2015 a related party Director purchased 10,000 shares of the Company’s common shares for $5,000 in connection with the exercise of a stock option granted based on the exercise price of $0.50 per common share.

During the year ended December 31, 2015 the Company issued a convertible note that has a conversion price that creates a beneficial conversion to a related party director and founder.  The note issued was for an amount of $100,000 with a maturity date of December 22, 2020 and bears an interest rate of 12% paid monthly in cash on the first day of each month, commencing on January 1, 2016.  A beneficial conversion feature exists on the date a convertible note is issued when the fair value of the underlying common stock to which the note is convertible into is in excess of the face value of the note. In accordance with this guidance, the intrinsic value of the beneficial conversion feature was recorded as a debt discount with a corresponding amount to additional paid in capital. The debt discount is amortized to interest expense over the five-year life of the note using the effective interest method. During 2015, the Company recognized a discount of $39,000 and amortized $38,805 upon conversion in August 2016 and $195 in 2015, respectively, related to this convertible note. During 2016 and 2015, the Company recognized interest expense of $8,500 and $300 related to this convertible note, respectively.

During the year ended December 31, 2015 the Company issued a convertible note that has a conversion price that creates a beneficial conversion to a related party.  The note issued was for an amount of $100,000 with a maturity date of December 28, 2020 and bears an interest rate of 12% paid monthly in cash on the first day of each month, commencing on January 1, 2016.  A beneficial conversion feature exists on the date a convertible note is issued when the fair value of the underlying common stock to which the note is convertible into is in excess of the face value of the note. In accordance with this guidance, the intrinsic value of the beneficial conversion feature was recorded as a debt discount with a corresponding amount to additional paid in capital. The debt discount is amortized to interest expense over the five-year life of the note using the effective interest method.  During 2015, the Company recognized a discount of $39,000 and amortized $38,935 upon conversion in August 2016 and $65 in 2015 related to this convertible note.  During 2015, the Company recognized interest expense of $8,500 and $100 related to this convertible note, respectively.